                                              1933 Act Registration No. 333-7463
                                              1940 Act Registration No. 811-7687

      As filed with the Securities and Exchange Commission on May 28, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [x]
                         Pre-Effective Amendment No. _____                  [ ]
                         Post-Effective Amendment No. 18                    [x]

                                     and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940
                                  Amendment No. 18                          [x]

                       FIRST AMERICAN STRATEGY FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                800 Nicollet Mall
                          Minneapolis, Minnesota 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 303-4928
              (Registrant's Telephone Number, including Area Code)

                               Kathleen Prudhomme
                              Dorsey & Whitney LLP
                       50 South Sixth Street, Suite 1500
                           Minneapolis, MN 55402-1498
                     (Name and Address of Agent for Service)

                                    Copy to:

                                Richard J. Ertel
                               U.S. Bancorp Center
                          800 Nicollet Mall, BC-MN-H210
                          Minneapolis, Minnesota 55402

It is proposed that this filing will become effective (check appropriate box):

     [_]  immediately upon filing pursuant to paragraph (b) of Rule 485.
     [x]  on June 30, 2004 pursuant to paragraph (b) of Rule 485.
     [_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
     [_]  on (date) pursuant to paragraph (a)(1) of Rule 485.
     [_]  75 days after filing pursuant to paragraph (a)(2) of Rule 485.
     [_]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [x]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

        This Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A for First American Strategy Funds, Inc. incorporates by reference the Registrant’s Prospectus (Part A), Statement of Additional Information (Part B) and Other Information (Part C) contained in Post-Effective Amendment No. 17, which was filed with the Securities and Exchange Commission on March 26, 2004. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 17 to June 30, 2004.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment
Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 28th day
of May, 2004.

                                        FIRST AMERICAN STRATEGY FUNDS, INC.

                                        By:  /s/ Thomas S. Schreier, Jr.
                                             -----------------------------------
                                             Thomas S. Schreier, Jr.
                                             President

Pursuant to the requirements of the Securities Act of 1933, as amended, this
Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

SIGNATURE                                                       TITLE                                   DATE
---------                                                       -----                                   ----

     /s/ Thomas S. Schreier, Jr.
--------------------------------------                        President                                  **
       Thomas S. Schreier, Jr.

       /s/ Joseph M. Ulrey III
--------------------------------------   Treasurer (principal financial/accounting officer)              **
         Joseph M. Ulrey III

                                                                                                         **
                  *
--------------------------------------
       Benjamin R. Field, III                                 Director

                  *                                                                                      **
--------------------------------------
           Mickey P. Foret                                    Director

                  *                                                                                      **
--------------------------------------
         Victoria J. Herget                                   Director

                  *                                                                                      **
--------------------------------------
           Roger A. Gibson                                    Director

                  *                                                                                      **
--------------------------------------
        Leonard W. Kedrowski                                  Director

                  *                                                                                      **
--------------------------------------
         Richard K. Riederer                                  Director

                  *                                                                                      **
--------------------------------------
          Joseph D. Strauss                                   Director

                  *                                                                                      **
--------------------------------------
        Virginia L. Stringer                                  Director

                  *                                                                                      **
--------------------------------------
            James M. Wade                                     Director

* By: /s/ Richard J. Ertel
      --------------------------------
          Attorney-in-Fact

** May 28, 2004